(33) FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year	R$ 52,058	R$ 57,715
Measurement at fair value	(23,707)	16,715
Net cash received from settlement of flows	(11,984)	(22,372)
As of Ending Year	16,367	52,058
Assets [Member]
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year	52,058	57,715
Measurement at fair value	(23,707)	16,715
Net cash received from settlement of flows	(11,984)	(22,372)
As of Ending Year	16,367	52,058
Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
As of Beginning Year	0	0
Measurement at fair value	0	0
Net cash received from settlement of flows	0	0
As of Ending Year	R$ 0	R$ 0